CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (9,465)	$ (21,520)	$ (27,124)	$ (13,798)
Adjustments required to reconcile net loss to net cash used in operating activities:
Financing costs, net	0	4,652	4,570	709
Depreciation	77	70	281	66
Gain on sale of property and equipment	(19)	0	45	(8)
Share-based payments	(93)	1,069	1,158	1,926
Write-off of right-of-use related to restructuring	85	0
Changes in operating asset and liabilities:
Prepaid and other current	16	4,823
Other non-current assets	5	70
Decrease (increase) in receivable			2,305	(3,496)
Trade payables	(393)	913	1,076	287
Accrued expenses and other	(1,235)	(621)
Decrease (increase) in employee benefits			(347)	528
Increase (decrease) in other payables			603	(587)
Decrease (increase) in long-term prepaid expenses			975	(156)
Net cash used in operating activities	(11,022)	(10,544)	(16,458)	(14,223)
Investing activities:
Purchase of property and equipment	(34)	(346)	(95)	(213)
Proceeds from sale of property and equipment	119	0
Net cash provided by (used in) investing activities	85	(346)	(95)	(213)
Financing activities:
Proceeds from issuance of ordinary shares and warrants	0	30,500	30,500	22,900
Issuance costs	0	(3,879)	(3,879)	(2,298)
Receipt of loan				4,050
Repayment of loan				(4,033)
Net cash provided by financing activities	0	26,621	26,621	20,619
Increase (decrease) in cash, cash equivalents and restricted cash	(10,937)	15,731	10,068	6,183
Cash, cash equivalents and restricted cash at, beginning of period	17,705	7,637	7,637	1,454
Cash, cash equivalents and restricted cash at, end of period	$ 6,768	$ 23,371	$ 17,705	$ 7,637